Long Term Debt (Details) - Schedule of Long Term Debt - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term Debt [Abstract]
Total long-term debt	$ 7,733,271	$ 14,607,000
Less: Current portion	(7,733,271)	(13,200,000)	$ (13,200,000)
Noncurrent portion		$ 1,407,000